Indebtedness	9 Months Ended
Sep. 30, 2013
Indebtedness [Abstract]
Indebtedness

NOTE E—INDEBTEDNESS

As of September 30, 2013 and December 31, 2012, the Company had total indebtedness of approximately $253.8 million and $133.2 million, respectively. Borrowings were made through individual property mortgages as well as the Company’s secured revolving credit facility.

The following debt activity occurred during the nine months ended September 30, 2013:

Secured Revolving Credit Facility

On January 31, 2013, the Operating Partnership entered into a $14.0 million senior secured revolving credit facility for which BMO Harris Bank N.A. is serving as sole lead arranger and administrative agent. The Company has guaranteed the obligations of the Operating Partnership as the borrower under the credit facility. The credit facility has a term of three years and allows for borrowings of up to $14.0 million, with an accordion feature that allows the Operating Partnership to increase the availability thereunder by $66.0 million to an aggregate of $80.0 million under certain conditions as additional properties are included in the borrowing base. The Arbors River Oaks property is currently the only property included in the borrowing base. The Operating Partnership used borrowings of $10.5 million drawn on the credit facility to repay in full a mortgage loan on the Arbors River Oaks property, which had a balance of approximately $9.0 million as of December 31, 2012, as well as to fund prepayment penalties, closing costs and other related fees. The prepayment penalty of $0.7 million has been included in loss of extinguishment of debt in the condensed consolidated statement of operations for the nine months ended September 30, 2013. During the nine months ended September 30, 2013, the Operating Partnership drew down an additional $2.5 million under the credit facility, which was used for general corporate purposes. As of September 30, 2013, the Operating Partnership had outstanding borrowings of approximately $13.0 million and approximately $0.5 million available under the credit facility, based on the most recent borrowing base computation. The credit facility bears interest, at the Operating Partnership’s option, either at a base rate plus a margin of 150 basis points to 225 basis points, or at the rate of LIBOR plus a margin of 250 basis points to 325 basis points, in each case depending on the Company’s leverage ratio. As of September 30, 2013, the weighted average interest rate was 3.51%. In addition, the Operating Partnership pays a commitment fee of 0.25% to 0.35% quarterly in arrears based on the unused revolving credit commitment. As of September 30, 2013, the commitment fee was 0.25%.

As of September 30, 2013, the revolving credit facility contained the following financial covenants:

•	Maximum total indebtedness to total asset value ratio of 70%;

•	Minimum adjusted EBITDA to fixed charges ratio of 1.15;

•	Tangible net worth minimum $26,954,678;

•	Investments in joint ventures less than 15% of total asset value;

•	Investments in assets under development less than 15% of total asset value;

•	Investments in mortgage loans, mezzanine loans and notes receivable less than 5% of total asset value;

•	Investments in land assets less than 17.5% of total asset value; and

•	Total investments less than 30% of total asset value.
•	Restrictions on cash distributions to stockholders and unitholders as specified in the agreement.

The Company was in compliance with these financial covenants or obtained a waiver of compliance at September 30, 2013.

Fountains Southend

On September 24, 2013, in conjunction with the acquisition of Fountains Southend (see Note D above) the Company, through a subsidiary, entered into an interim mortgage note payable in the amount of $30.0 million, which bears interest at 1-month LIBOR plus 4.75%, with a floor of 5.75% and requires monthly payments of interest only. The loan matures on March 24, 2014 and requires the payment of a $0.2 million exit fee at maturity.  The Company has the option to extend the loan for an additional three months subject to certain terms and conditions.  The mortgage note is secured by the Fountains Southend property.

Estates at Millenia

On September 3, 2013, the Company, through a subsidiary, extended the maturity of the existing $35.0 million mortgage loan on the Estates at Millenia to June 3, 2014 in exchange for the payment of a fee of approximately $0.2 million.  The loan may be extended for an additional six months subject to a 0.5% fee and other conditions, with which the Company expects to comply.  The mortgage note is secured by the Estates at Millenia property.

Talison Row

On August 26, 2013, in conjunction with the acquisition of Talison Row (see Note D above), the Company, through a subsidiary, entered into a mortgage note payable in the amount of $33.6 million, which bears a fixed rate of 4.06% with monthly payments of interest only for the initial 36 months and monthly payments of principal and interest thereafter until maturity on September 10, 2023.  The mortgage note is secured by the Talison Row property.

St. James at Goose Creek

On June 20, 2013, the Company, through a subsidiary, entered into a mortgage note payable in the amount of $19.0 million, which bears a fixed rate of 3.75% with monthly payments of interest only for the initial 24 months and monthly payments of principal and interest payments thereafter until maturity on June 1, 2025.  The mortgage note is secured by the St. James at Goose Creek property.

The Pointe at Canyon Ridge

On May 31, 2013, the Company refinanced the mortgage for The Pointe at Canyon Ridge property with a mortgage note payable in the principal amount of $25.8 million.  The loan bears interest at a fixed rate of 4.10% with monthly payments of interest only for the initial 24 months and monthly payments of principal and interest payments thereafter until maturity on June 1, 2025.  The mortgage note is secured by the Pointe at Canyon Ridge property. In connection with the refinancing of the mortgage indebtedness, the Company incurred a prepayment penalty of $0.3 million, which has been included in loss of extinguishment of debt in the condensed consolidated statement of operations for the nine months ended September 30, 2013.

Creekstone at RTP

On May 17, 2013, in conjunction with the acquisition of Creekstone at RTP (see Note D above), the Company, through a subsidiary, entered into a mortgage note payable in the amount of $23.3 million, which bears interest at a fixed rate of 3.88% with monthly payments of interest only for the initial 36 months and monthly payments of principal and interest payments thereafter until maturity on June 10, 2023.   The mortgage note is secured by the Creekstone at RTP property.

The Estates at Maitland

On April 25, 2013, the Company, through a subsidiary, refinanced the Estates at Maitland property with a mortgage note payable in the principal amount of $4.2 million. The loan has a term of one year and provides a variable rate of prime rate plus 3.50% and requires monthly payments of interest only for the term of the loan. As of September 30, 2013, the interest rate was 6.75%.  In connection with the refinancing of the mortgage indebtedness, $0.1 million of deferred financing costs (net of accumulated amortization) were written off and have been included in loss of extinguishment of debt in the condensed consolidated statement of operations for the nine months ended September 30, 2013.

Vintage at Madison Crossing

On March 4, 2013, in conjunction with the acquisition of Vintage (see Note D above), the Company, through a subsidiary, entered into a mortgage note payable in the amount of $11.4 million which bears interest at a fixed rate of 4.19% with monthly payments of interest only for the initial 12 months and monthly payments of principal and interest thereafter until maturity on April 1, 2023. The mortgage note is secured by the Vintage property.

The following table summarizes certain information as of September 30, 2013, with respect to the Company’s indebtedness:

			Remaining
	Outstanding		Term in
Property	Balance	Interest Rate	Years

Fixed Rate Secured Indebtedness
Lakeshore on the Hill	$6,763,337	4.48%	4.25
The Trails of Signal Mountain	8,288,723	4.92%	4.67
Westmont Commons	17,920,000	3.84%	9.25
Vintage at Madison Crossing	11,437,000	4.19%	9.50
The Pointe at Canyon Ridge	25,800,000	4.10%	11.67
St. James at Goose Creek	19,000,000	3.75%	9.75
Creekstone at RTP	23,250,000	3.88%	9.69
Talison Row	33,635,000	4.06%	9.92
Total fixed rate secured indebtedness	146,094,060	4.05%	9.50

Variable Rate Secured Indebtedness
Revolving Credit Facility	13,000,000	3.52%	2.33
Mercé Apartments	5,475,000	3.13%	5.09
Park at Fox Trails	14,768,713	3.12%	5.25
Post Oak	5,268,033	3.38%	4.84
Estates at Millenia	34,950,000	5.75%	0.68
Fountains Southend	30,000,000	5.75%	0.48
The Estates at Maitland	4,200,000	6.75%	0.57
Total variable rate secured indebtedness	107,661,746	4.91%	1.87

Total outstanding indebtedness	$253,755,806	4.41%	6.26

The scheduled maturities of outstanding indebtedness as of September 30, 2013 are as follows:

Year	Amount Maturing
Remainder of 2013	$165,703
2014	70,026,131
2015	1,664,553
2016	15,850,475
2017	3,278,397
Thereafter	162,770,547
$253,755,806

The weighted average interest rate on the indebtedness balance outstanding at September 30, 2013 and December 31, 2012 was 4.41% and 4.87%, respectively.